Fulfillment expense (Tables)	12 Months Ended
Dec. 31, 2024
Fulfillment expense
Schedule of fulfillment expense
Fulfillment expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Fulfillment staff costs	20,062	13,293	12,470
Fulfillment centers expense	6,057	2,630	2,225
Freight and shipping expense	50,664	27,961	27,225
Fulfillment expense	76,783	43,884	41,920